Commitments And Contingencies (Schedule Of Capacity Payments Due Under The QF Contracts Discount) (Details) (USD $) In Millions, unless otherwise specified			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Maximum [Member] Qualifying Facilities [Member]	Dec. 31, 2013 Minimum [Member] Qualifying Facilities [Member]
Long-term Purchase Commitment [Line Items]
2013	$ 27
2014	24
2015	22
2016	18
2017	12
Thereafter	8
Total fixed capacity payments	111
Less: amount representing interest	14
Present value of fixed capacity payments	97
Capital lease expiration dates of contracts			2014-04-01	2021-09-01
Present value of fixed capacity payments, portion classified as current liabilities	23	29
Present value of fixed capacity payments, portion classified as noncurrent liabilities	74	96
Capitalized asset for fixed capacity payments for corresponding assets	97	125
Capitalized asset for fixed capacity payments, accumulated amortization	$ 176	$ 148